Investment Securities (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 15	$ 2,905
Estimated Fair Value, 12 months or more	1,096	1,079
Estimated Fair Value, Total	1,111	3,984
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(159)
Gross Unrealized Losses, 12 months or more	(73)	(212)
Gross Unrealized Losses, Total	(75)	(371)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	1	505
Number of securities, 12 months or more	136	146
Number of securities, total	137	651
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	0	2,554
Estimated Fair Value, 12 months or more	884	79
Estimated Fair Value, Total	884	2,633
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(113)
Gross Unrealized Losses, 12 months or more	(35)	(7)
Gross Unrealized Losses, Total	(35)	(120)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	0	457
Number of securities, 12 months or more	114	31
Number of securities, total	114	488
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	15	351
Estimated Fair Value, 12 months or more	212	1,000
Estimated Fair Value, Total	227	1,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(46)
Gross Unrealized Losses, 12 months or more	(38)	(205)
Gross Unrealized Losses, Total	$ (40)	$ (251)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	1	48
Number of securities, 12 months or more	22	115
Number of securities, total	23	163